Label	Element	Value
Innovator Growth-100 Power Buffer ETF™ - September | Invesco QQQ Trust Series 1, Expiration: 08/31/2026; Exercise Price: $5.70 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	105.90%
Innovator Growth-100 Power Buffer ETF™ - September | Invesco QQQ Trust Series 1, Expiration: 08/31/2026; Exercise Price: $570.40 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.20%
Innovator Growth-100 Power Buffer ETF™ - September | Invesco QQQ Trust Series 1, Expiration: 08/31/2026; Exercise Price: $484.84 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.90%)
Innovator Growth-100 Power Buffer ETF™ - September | Invesco QQQ Trust Series 1, Expiration: 08/31/2026; Exercise Price: $649.80 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(8.40%)